INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.  INTANGIBLE ASSETS

Changes in the net carrying amount of intangible assets are as follows:

			Customer
			relationships,
			projects
			under
	Spectrum		development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2019	$979.3	$1,180.6	$100.5	$2,260.4
Additions	—	122.0	58.2	180.2
Net change in additions financed with non-cash balances	—	(114.9)	62.2	(52.7)
Business acquisitions	—	0.1	9.7	9.8
Reclassification	—	99.7	(99.7)	—
Retirement, disposals and other	—	(19.1)	—	(19.1)
Balance as of December 31, 2020	979.3	1,268.4	130.9	2,378.6
Additions[1]	830.0	87.6	68.5	986.1
Net change in additions financed with non-cash balances	—	(36.2)	45.1	8.9
Business acquisitions	—	—	2.3	2.3
Reclassification	—	34.5	(34.5)	—
Retirement, disposals and other	—	(15.2)	—	(15.2)
Balance as of December 31, 2021	$1,809.3	$1,339.1	$212.3	$3,360.7

			Customer
			relationships,
			projects
	Spectrum		development
	licences	Software	and other	Total
Accumulated amortization and impairment losses

Balance as of December 31, 2019	$247.7	$670.9	$5.1	$923.7
Amortization	—	120.3	2.3	122.6
Retirement, disposals and other	—	(19.1)	–	(19.1)
Balance as of December 31, 2020	247.7	772.1	7.4	1,027.2
Amortization	—	133.2	3.5	136.7
Retirement, disposals and other	—	(15.2)	–	(15.2)
Balance as of December 31, 2021	$247.7	$890.1	$10.9	$1,148.7

Net carrying amount
As of December 31, 2020	$731.6	$496.3	$123.5	$1,351.4
As of December 31, 2021	$1,561.6	$449.0	$201.4	$2,212.0

11.  INTANGIBLE ASSETS (continued)

1	In 2021, Videotron acquired 294 blocks of spectrum in the 3500 MHz band across the country. More than half of the investment is concentrated in four Canadian provinces outside Québec: southern and eastern Ontario, Manitoba, Alberta and British Columbia. Videotron made an initial deposit of $166.0 million in the third quarter of 2021 for the acquisition of these spectrum licences. The final payment of $664.0 million was made on December 17, 2021.

The cost of internally generated intangible assets, mainly composed of software, was $773.2 million as of December 31, 2021 ($631.5 million as of December 31, 2020). For the year ended December 31, 2021, the Corporation recorded additions of internally generated intangible assets of $154.2 million ($73.1 million in 2020 and $40.1 million in 2019).

The accumulated amortization and impairment losses on internally generated intangible assets, mainly composed of software, were $422.9 million as of December 31, 2021 ($388.4 million as of December 31, 2020). For the year ended December 31, 2021, the Corporation recorded $46.9 million in amortization on its internally generated intangible assets ($44.0 million in 2020 and $39.5 million in 2019). The net carrying value of internally generated intangible assets was $350.3 million as of December 31, 2021 ($243.1 million as of December 31, 2020).

The net carrying value of intangible assets with an indefinite useful life was $1,562.8 million as of December 31, 2021 ($732.8 million as of December 31, 2020).